DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
34.38% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$260,520
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	159,575
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	281,710
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	440,000	604,124
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	203,366
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	AA-*	425,000	456,735
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	261,847
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	805,163
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	239,047
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	83,495
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	753,828
					4,109,410
MUNICIPAL UTILITY REVENUE BONDS
23.91% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	448,796
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	42,238
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	63,147
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	400,073
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	285,604
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	119,370
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	367,530
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	517,855
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	446,076
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,122
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	103,907
					2,856,718
SCHOOL IMPROVEMENT BONDS
12.73% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	808,350
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	433,400
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	279,348
					1,521,098
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.00% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	293,928
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	125,815
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	444,852
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	263,723
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	66,867
					1,195,185
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.39% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	136,336
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	387,754
					524,090
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.31% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	248,851
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	265,833
					514,684
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.29% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	100,000	101,040
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	411,071
					512,111
MARINA/PORT AUTHORITY REVENUE BONDS
2.32% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	277,246

AIRPORT REVENUE BONDS
1.02% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	121,880

Total Investments 97.35% of Net Assets					$11,632,422

(cost $10,755,365) (See (a) below for further explanation)

Other assets in excess of liabilities 2.65%					316,301

Net Assets 100%					$11,948,723

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $10,755,365 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	877,179
Unrealized depreciation	(122)

Net unrealized appreciation	$ 877,057

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2019	UNAUDITED

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	11,632,422
Level 3	Significant Unobservable Inputs	---

$11,632,422

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.